Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events
(12)	Subsequent Events

TW Revolving Credit Facility

On October 1, 2012, the TW Revolving Credit Facility was amended to reduce the aggregate commitment amount of the TW Credit Facility from $425,000 to $250,000.

Derivative Instruments

On October 12, 2012, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR rate fixed at 3.21% per annum, in non-amortizing notional amount of $70,000 and a term from October 15, 2012 through April 15, 2013.

On November 5, 2012, the Company entered into an interest rate swap contract with a bank, with a one-month LIBOR fixed rate at 1.06% per annum, in non-amortizing notional amount of $4,518 and a term from November 6, 2012 through November 15, 2020.

During November 2012, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR rate fixed at 3.21% per annum, in non-amortizing notional amount of $50,000 and a term from November 15, 2012 through May 15, 2013.

Dividend

On November 5, 2012, TGH’s board of directors approved and declared a quarterly cash dividend of $0.44 per share on TGH’s issued and outstanding common shares, payable on November 28, 2012 to shareholders of record as of November 16, 2012.